Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Operating Leased Assets [Line Items]
Remaining lease terms	1 year
Maximum
Operating Leased Assets [Line Items]
Remaining lease terms	8 years